Long-Duration Insurance Contracts Relating to Life Insurance Operations (Tables)	6 Months Ended
Sep. 30, 2025
Liability for Future Policy Benefit, Activity [Line Items]
Schedule of Reconciliation of Liability For Future Policy Benefits
The following tables present balances of and changes in the liability for future policy benefits as of and for the fiscal year ended March 31, 2025 and for the six months ended September 30, 2025.

	Millions of yen
	March 31, 2025			September 30, 2025
Present value of expected net premiums	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥873,038	¥1,306,719	¥389,664	¥855,431	¥1,162,214	¥345,932

Beginning balance at original discount rate	858,959	1,289,145	424,186	877,300	1,216,705	368,846

Effect of changes in cash flow assumptions	(9,660)	(7,648)	66	0	0	0
Effect of actual variances from expected experience	984	812	(3,193)	300	699	(579)

Adjusted beginning balance	850,283	1,282,309	421,059	877,600	1,217,404	368,267

Issuances	130,605	34,189	31,717	47,401	12,013	15,370
Interests	10,568	17,489	12,323	5,278	8,423	5,480
Net premium earned	(116,850)	(116,049)	(62,788)	(55,184)	(56,025)	(33,271)
Actual variances from cash flow assumptions	(437)	(770)	(1,231)	(28)	(332)	(273)
Derecognition	3,131	(463)	(27,567)	4,541	2,746	(5,544)
Effect of changes in foreign exchange rate	0	0	(4,667)	0	0	(1,903)

Ending balance at original discount rate	877,300	1,216,705	368,846	879,608	1,184,229	348,126

Effect of changes in discount rates	(21,869)	(54,491)	(22,914)	(50,761)	(130,409)	(15,559)

Ending balance	¥855,431	¥1,162,214	¥345,932	¥828,847	¥1,053,820	¥332,567

	Millions of yen
	March 31, 2025			September 30, 2025
Present value of expected future policy benefits	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance
Beginning balance	¥1,565,877	¥1,844,599	¥447,081	¥1,511,436	¥1,659,960	¥442,939

Beginning balance at original discount rate	1,658,143	1,895,730	659,217	1,750,912	1,878,075	650,005

Effect of changes in cash flow assumptions	(10,284)	(8,470)	81	0	0	0

Adjusted beginning balance	1,647,859	1,887,260	659,298	1,750,912	1,878,075	650,005

Issuances	130,605	34,189	31,717	47,401	12,013	15,370
Interests	24,463	27,997	19,385	12,567	13,967	9,471
Insurance claims paid	(57,099)	(72,044)	(18,634)	(28,419)	(38,033)	(6,179)
Actual variances from cash flow assumptions	(9,571)	(8,287)	13,086	(6,523)	(2,953)	3,180
Derecognition	14,655	8,960	(46,693)	11,387	8,007	(10,108)
Effect of changes in foreign exchange rate	0	0	(8,154)	0	0	(2,571)

Ending balance at original discount rate	1,750,912	1,878,075	650,005	1,787,325	1,871,076	659,168

Effect of changes in discount rates	(239,476)	(218,115)	(207,066)	(503,309)	(490,118)	(188,604)

Ending balance	¥1,511,436	¥1,659,960	¥442,939	¥1,284,016	¥1,380,958	¥470,564

Net liability for future policy benefits	¥656,005	¥497,746	¥97,007	¥455,169	¥327,138	¥137,997
Deferred profit liabilities	61,448	74,962	37,340	69,235	77,943	43,995

Subtotal	717,453	572,708	134,347	524,404	405,081	181,992

Less: Reinsurance recoverable	196	0	0	128	0	0

The liability for future policy benefits, after reinsurance recoverable	¥717,257	¥572,708	¥134,347	¥524,276	¥405,081	¥181,992

Schedule of Policy Liabilities And Policy Account Balances In Statement of Financial Position
The following tables provide the breakdown of the policy liabilities and policy account balances recorded in the consolidated balance sheets as of March 31, 2025 and September 30, 2025:

	Millions of yen
	March 31, 2025	September 30, 2025
Yen-denominated insurance (First Sector)	¥717,257	¥524,276
Yen-denominated insurance (Third Sector)	572,708	405,081
Foreign currency denominated insurance	134,347	181,992

Subtotal	1,424,312	1,111,349

Policy account balances for single-payment whole life insurance	134,572	238,337
Fixed annuities and annuitization benefits	119,093	110,259
Policy account balances for variable annuity and variable life insurance contracts and market risk benefits	136,257	142,700

Others*	133,813	122,183

Total	¥1,948,047	¥1,724,828

*	Others include unearned premiums and liabilities for unpaid claims.

Schedule of Liability For Future Policy Benefit Expected Future Policy Benefit Undiscounted Before Reinsurance
The amount of undiscounted and discounted expected future gross premiums and expected future policy benefits and expenses as of March 31, 2025 and September 30, 2025 are as follows:

	Millions of yen
	March 31, 2025		September 30, 2025
	Undiscounted	Discounted	Undiscounted	Discounted
Yen-denominated insurance (First Sector)
Expected future gross premiums	¥1,551,749	¥1,362,111	¥1,574,161	¥1,330,807
Expected future policy benefits and expenses	2,532,638	1,511,436	2,614,139	1,284,016

Yen-denominated insurance (Third Sector)
Expected future gross premiums	2,456,942	2,003,392	2,398,826	1,819,478
Expected future policy benefits and expenses	2,552,133	1,659,960	2,544,303	1,380,958

Foreign currency denominated insurance
Expected future gross premiums	617,771	493,328	594,234	483,039
Expected future policy benefits and expenses	1,288,727	442,939	1,309,972	470,564

Schedule of Liability For Future Policy Benefit Gross Premiums And Interest Expense
The amounts of gross premiums and interest expense recognized in the consolidated statement of income for the six months ended September 30, 2024 and 2025 are as follows:

	Millions of yen
	Six months ended September 30, 2024		Six months ended September 30, 2025
	Gross premiums	Interest expense	Gross premiums	Interest expense
Yen-denominated insurance (First Sector)	¥81,607	¥6,856	¥89,337	¥7,289
Yen-denominated insurance (Third Sector)	99,898	5,163	96,721	5,543
Foreign currency denominated insurance	47,059	3,329	47,078	3,992

Total	¥228,564	¥15,348	¥233,136	¥16,824

Schedule of Liability For Future Policy Benefit, Weighted Average Discount Rates
The weighted average discount rates for the liability for future policy benefits as of March 31, 2025 and September 30, 2025 are as follows:

	Weighted average rate
	March 31, 2025	September 30, 2025
Yen-denominated insurance (First Sector)
Weighted average of the original discount rates	1.8%	1.8%
Weighted average of the current discount rates	2.7	4.5

Yen-denominated insurance (Third Sector)
Weighted average of the original discount rates	1.7	1.7
Weighted average of the current discount rates	2.7	4.5

Foreign currency denominated insurance
Weighted average of the original discount rates	3.3	3.4
Weighted average of the current discount rates	5.9	5.7

Schedule of Liability For Future Policy Benefit, Weighted Average Duration
The weighted average duration of the liability for future policy benefit as of March 31, 2025 and September 30, 2025 are as follows:

	Years
	March 31, 2025	September 30, 2025
Yen-denominated insurance (First Sector)	35.1	34.5
Yen-denominated insurance (Third Sector)	32.5	31.6
Foreign currency denominated insurance	33.5	31.9

Schedule of Deferred Policy Acquisition Costs
The following tables present balances of and changes in the deferred policy acquisition costs as of and for the fiscal year ended March 31, 2025 and for the six months ended September 30, 2025:

	Millions of yen
	March 31, 2025
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Single- payment whole life insurance	Total
Beginning balance	¥82,341	¥169,581	¥53,812	¥0	¥305,734

Capitalization	13,431	9,180	6,633	6,627	35,871
Amortization	(6,411)	(10,072)	(2,689)	(43)	(19,215)
Effect of changes in foreign exchange rate	0	0	(605)	(137)	(742)
Others*	0	0	0	(5,808)	(5,808)

Ending balance	¥89,361	¥168,689	¥57,151	¥639	¥315,840

	Millions of yen
	September 30, 2025
	Yen-denominated insurance (First Sector)	Yen-denominated insurance (Third Sector)	Foreign currency denominated insurance	Single- payment whole life insurance	Total
Beginning balance	¥89,361	¥168,689	¥57,151	¥639	¥315,840

Capitalization	7,085	3,923	3,206	4,793	19,007
Amortization	(3,421)	(5,040)	(1,371)	(217)	(10,049)
Effect of changes in foreign exchange rate	0	0	(203)	5,853	5,650
Others*	0	0	0	(9,943)	(9,943)

Ending balance	¥93,025	¥167,572	¥58,783	¥1,125	¥320,505

*	Others include adjustments of reinsurance.

Schedule of Minimum Guaranteed Interest Rates
The following table presents policy account balances for single-payment whole life insurance and fixed annuity and annuitization benefits by range of minimum guaranteed interest rates as of March 31, 2025 and September 30, 2025.

	Millions of yen
	March 31, 2025
		Above minimum guarantees
Range of minimum guaranteed interest rates	Minimum guarantees	50-150bp	150bp or more
0.00% - less than 1.50%	¥111,626	¥7,421	¥127,151
1.50 % or more	7,467	0	0

Total	¥119,093	¥7,421	¥127,151

	Millions of yen
	September 30, 2025
		Above minimum guarantees
Range of minimum guaranteed interest rates	Minimum guarantees	50-150bp	150bp or more
0.00% - less than 1.50%	¥102,794	¥15,861	¥222,476
1.50 % or more	7,465	0	0

Total	¥110,259	¥15,861	¥222,476

Schedule of Balances of Policy Account
The following table provides information about fixed annuity and annuitization benefits for the fiscal year ended March 31, 2025 and for the six months ended September 30, 2025.

	Millions of yen
	March 31, 2025	September 30, 2025
Beginning balance	¥138,419	¥119,093

Transfer in	9,381	4,657
Surrenders and partial surrenders	(85)	(24)
Benefit payments and lump sum payments, etc.	(28,912)	(13,521)
Policy charges	(214)	(103)
Transfer out	(373)	(239)
Interests	895	406
Others	(18)	(10)

Ending balance	¥119,093	¥110,259

	March 31, 2025	September 30, 2025
Weighted average guaranteed interest rate (%)	0.7	0.7
Benefits in excess of policy account balances (Millions of yen)	¥0	¥0
Cash surrender value (Millions of yen)	113,492	104,798

Schedule of Policy Account Balance And Market Risk Benefits
The following table provides information about policy account balances for variable annuity and variable life insurance contracts and market risk benefits as of and for the fiscal year ended March 31, 2025, and for the six months ended September 30, 2025:

	Millions of yen
	March 31, 2025	September 30, 2025
Beginning balance	¥167,207	¥136,257

Effect of changes other than through net income and other comprehensive income	(23,706)	(10,571)
Surrenders and withdrawals	(4,924)	(2,366)
Transfer in	(6,902)	(3,163)
Benefit payments	(11,851)	(4,957)
Others	(29)	(85)

Changes through net income	(7,292)	17,278

Effect of changes in fair value of corresponding investment assets	(3,538)	21,719

Fee income	(3,590)	(1,636)
Effect of changes in fair value of market risk benefits	(164)	(2,805)

Changes through other comprehensive income	48	(264)
Effect of changes in the instrument-specific credit risk	48	(264)

Ending balance	¥136,257	¥142,700

	Millions of yen
	March 31, 2025	September 30, 2025
Policy account balances	¥136,662	¥146,174
Market risk benefits	(405)	(3,474)

Total	¥136,257	¥142,700

Whole Life Insurance [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Schedule of Balances of Policy Account
The following table provides information about single-payment whole life insurance for the fiscal year ended March 31, 2025 and for the six months ended September 30, 2025.

	Millions of yen
	March 31, 2025	September 30, 2025
Beginning balance	¥0	¥134,572

New contract	136,863	99,129
Surrenders and partial surrenders	(66)	(284)
Benefit payments and lump sum payments, etc.	(49)	(332)
Policy charges	(188)	(832)
Interests	1,072	4,705
Effect of changes in foreign exchange rate	(3,060)	1,379

Ending balance	¥134,572	¥238,337

	March 31, 2025	September 30, 2025
Weighted average guaranteed interest rate (%)	3.9	5.1
Benefits in excess of policy account balances (Millions of yen)	¥0	¥0
Cash surrender value (Millions of yen)	127,659	230,259